Business Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reportable Segment Information
Revenue from Contracts with Customers		$ 19,639.5		$ 16,792.0		$ 14,918.5
Sales to AEP Affiliates		0.0		0.0		0.0
Total Revenues		19,639.5		16,792.0		14,918.5
Loss on the Expected Sale of KPCo		363.3
Asset Impairments and Other Related Charges		48.8		11.6		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		(37.0)		0.0		0.0
Gain (Loss) on Disposition of Assets		(116.3)
Utilities Operating Expense, Depreciation and Amortization		3,202.8		2,825.7		2,682.8
Allowance for Equity Funds Used During Construction		133.7		139.7		148.1
Interest Expense		1,396.1		1,199.1		1,165.7
Income Tax Expense/Benefit		5.4		115.5		40.5
Equity Earnings (Loss) of Unconsolidated Subsidiaries		(109.4)		91.7		91.1
Net Income (Loss)		2,305.6		2,488.1		2,196.7
Gross Property Additions		7,879.0		6,426.8		6,246.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		97,021.4		90,225.0
Accumulated Depreciation and Amortization		23,682.3		21,920.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		73,339.1		68,304.1
Total Assets		93,403.3		87,668.7
Investments in Equity Method Investees		1,276.7		1,447.5		1,406.3
Long-term Debt Due Within One Year		2,486.4		2,353.8
Long-term Debt		34,314.6		32,203.8
Total Long-term Debt Outstanding		36,801.0		34,557.6
AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		1,651.7		1,410.9		1,232.7
Revenues from Related Parties, Net of Provisions for Refund		1,283.8		1,153.9		896.3
Sales to AEP Affiliates		1,354.5		1,171.5		954.6
Total Revenues		1,624.5		1,469.3		1,145.7
Utilities Operating Expense, Depreciation and Amortization		346.2		297.3		249.0
Interest Income		1.6		0.5		2.4
Allowance for Equity Funds Used During Construction		70.7		67.2		74.0
Interest Expense		162.7		141.2		127.8
Income Tax Expense/Benefit		169.1		144.1		106.7
Net Income (Loss)		594.2		591.7		423.4
Gross Property Additions		1,468.3		1,442.7		1,621.9
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		14,366.9		12,885.1
Accumulated Depreciation and Amortization		1,027.0		784.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		13,339.9		12,101.0
Total Assets		13,814.2		12,524.4
Long-term Debt Due Within One Year		60.0		104.0
Long-term Debt		4,722.8		4,239.9
Total Long-term Debt Outstanding		4,782.8		4,343.9
Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers		11,292.8		9,852.2		8,753.2
Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers		5,489.6		4,464.1		4,238.7
Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		354.9		317.8		265.4
Balance Sheet Information
Revenue from Contract with Customers, Net of Provisions for Refund, Including Assessed Tax		340.9		315.1		248.8
Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers		2,448.9		2,108.3		1,621.0
Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers		408.2		367.4		305.6
Total Revenues		360.3	[1],[2]	227.6	[3],[4]	61.5	[5],[6]
Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		(0.2)		0.3		0.6
Total Revenues		0.0	[7]	0.0	[8]	0.0	[9]
Reconciling Adjustments [Member]
Reportable Segment Information
Revenue from Contracts with Customers		0.0		0.0		0.0
Sales to AEP Affiliates		(1,603.8)		(1,461.5)		(1,328.0)
Total Revenues		(1,603.8)		(1,461.5)		(1,328.0)
Loss on the Expected Sale of KPCo		0.0
Asset Impairments and Other Related Charges		0.0		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		0.0
Gain (Loss) on Disposition of Assets		0.0
Utilities Operating Expense, Depreciation and Amortization		0.0		0.0		0.0
Interest Expense		(112.8)		(18.7)		(42.1)
Income Tax Expense/Benefit		0.0		0.0		0.0
Equity Earnings (Loss) of Unconsolidated Subsidiaries		0.0		0.0		0.0
Net Income (Loss)		0.0		0.0		0.0
Gross Property Additions		(28.8)		(29.2)		(15.3)
Balance Sheet Information
Total Assets	[10]	(5,783.0)		(4,409.1)
Investments in Equity Method Investees		0.0		0.0
Reconciling Adjustments [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		0.0		0.0		0.0
Sales to AEP Affiliates		0.0		0.0		0.0
Total Revenues		0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization		0.0		0.0		0.0
Interest Income	[11]	(176.9)		(157.7)		(148.1)
Allowance for Equity Funds Used During Construction		0.0		0.0		0.0
Interest Expense	[11]	(176.9)		(157.7)		(148.1)
Income Tax Expense/Benefit		0.0		0.0		0.0
Net Income (Loss)		0.0		0.0		0.0
Gross Property Additions		0.0		0.0		0.0
Balance Sheet Information
Total Assets	[12]	(4,878.8)		(4,429.4)
Reconciling Adjustments [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues		(9.1)	[1],[2]	(10.7)	[3],[4]	(74.9)	[5],[6]
Reconciling Adjustments [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		0.0		0.0		0.0
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales to AEP Affiliates		184.7		146.3		126.2
Total Revenues		11,477.5		9,998.5		8,879.4
Loss on the Expected Sale of KPCo		0.0
Asset Impairments and Other Related Charges		24.9		11.6
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		(37.0)
Gain (Loss) on Disposition of Assets		0.0
Utilities Operating Expense, Depreciation and Amortization		2,007.2		1,747.6		1,600.5
Interest Expense		650.9		574.2		565.0
Income Tax Expense/Benefit		(93.8)		(11.2)		(7.0)
Equity Earnings (Loss) of Unconsolidated Subsidiaries		1.4		3.4		2.9
Net Income (Loss)		1,296.2		1,116.7		1,064.5
Gross Property Additions		4,164.6		2,963.1		2,291.2
Balance Sheet Information
Total Assets		49,761.8		46,974.2
Investments in Equity Method Investees		10.1		33.5		37.1
Vertically Integrated Utilities [Member] | Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers		11,292.8		9,852.2		8,753.2
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues		0.4	[1],[2]	(0.5)	[3],[4]	0.0	[5],[6]
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales to AEP Affiliates		22.4		28.8		107.2
Total Revenues		5,512.0		4,492.9		4,345.9
Loss on the Expected Sale of KPCo		0.0
Asset Impairments and Other Related Charges		0.0		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		0.0
Gain (Loss) on Disposition of Assets		0.0
Utilities Operating Expense, Depreciation and Amortization		746.7		690.3		751.1
Interest Expense		328.0		300.9		289.2
Income Tax Expense/Benefit		116.9		77.5		29.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries		0.6		0.0		0.0
Net Income (Loss)		595.7		543.4		496.4
Gross Property Additions		2,177.3		1,766.0		2,108.1
Balance Sheet Information
Total Assets		22,920.2		21,120.2
Investments in Equity Method Investees		3.0		2.5		2.1
Transmission and Distribution Companies [Member] | Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers		5,489.6		4,464.1		4,238.7
Transmission and Distribution Companies [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues		18.6	[1],[2]	19.0	[3],[4]	83.0	[5],[6]
AEP Transmission Holdco
Reportable Segment Information
Sales to AEP Affiliates		1,319.5		1,175.1		901.4
Total Revenues		1,677.0		1,526.2		1,198.8
Loss on the Expected Sale of KPCo		0.0
Asset Impairments and Other Related Charges		0.0		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		0.0
Gain (Loss) on Disposition of Assets		0.0
Utilities Operating Expense, Depreciation and Amortization		355.0		306.0		257.6
Interest Expense		169.3		146.3		133.2
Income Tax Expense/Benefit		193.6		159.6		130.8
Equity Earnings (Loss) of Unconsolidated Subsidiaries		83.4		75.0		82.4
Net Income (Loss)		676.8		682.0		508.5
Gross Property Additions		1,470.8		1,468.6		1,649.3
Balance Sheet Information
Total Assets		15,215.8		13,873.3
Investments in Equity Method Investees		858.3		830.4		831.3
AEP Transmission Holdco | Transmission [Member]
Reportable Segment Information
Revenue from Contracts with Customers		357.5		351.1		297.4
Generation and Marketing [Member]
Reportable Segment Information
Sales to AEP Affiliates		18.0		55.4		104.6
Total Revenues		2,466.9		2,163.7		1,725.6
Loss on the Expected Sale of KPCo		0.0
Asset Impairments and Other Related Charges		0.0		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset		0.0
Gain (Loss) on Disposition of Assets		(116.3)
Utilities Operating Expense, Depreciation and Amortization		93.0		80.9		72.8
Interest Expense		51.8		15.6		24.0
Income Tax Expense/Benefit		(83.1)		(48.8)		(108.0)
Equity Earnings (Loss) of Unconsolidated Subsidiaries		(192.4)		(10.6)		3.2
Net Income (Loss)		274.5		210.2		216.9
Gross Property Additions		69.2		232.8		197.0
Balance Sheet Information
Total Assets		4,520.1		4,263.6
Investments in Equity Method Investees		337.6		487.8		467.0
Generation and Marketing [Member] | Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers		2,448.9		2,108.3		1,621.0
Generation and Marketing [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues		341.3	[1],[2]	209.1	[3],[4]	43.6	[5],[6]
All Other [Member]
Reportable Segment Information
Sales to AEP Affiliates	[13]	59.2		55.9		88.6
Total Revenues	[13]	109.9		72.2		96.8
Loss on the Expected Sale of KPCo	[13]	363.3
Asset Impairments and Other Related Charges	[13]	23.9		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	[13]	0.0
Gain (Loss) on Disposition of Assets	[13]	0.0
Utilities Operating Expense, Depreciation and Amortization	[13]	0.9		0.9		0.8
Interest Expense	[13]	308.9		180.8		196.4
Income Tax Expense/Benefit	[13]	(128.2)		(61.6)		(5.0)
Equity Earnings (Loss) of Unconsolidated Subsidiaries	[13]	(2.4)		23.9		2.6
Net Income (Loss)	[13]	(537.6)		(64.2)		(89.6)
Gross Property Additions	[13]	25.9		25.5		16.0
Balance Sheet Information
Total Assets	[13],[14]	6,768.4		5,846.5
Investments in Equity Method Investees	[13]	67.7		93.3		68.8
All Other [Member] | Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers	[13]	50.7		16.3		8.2
Total Revenues		9.1	[1],[2]	10.7	[3],[4]	9.8	[5],[6]
State Transcos [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates		1,283.8		1,153.9		896.3
Total Revenues		1,624.5		1,469.3		1,145.7
Utilities Operating Expense, Depreciation and Amortization		346.2		297.3		249.0
Interest Income		0.7		0.1		0.9
Allowance for Equity Funds Used During Construction		70.7		67.2		74.0
Interest Expense		162.5		141.2		127.8
Income Tax Expense/Benefit		169.1		144.1		106.5
Net Income (Loss)		594.2		591.5		422.3
Gross Property Additions		1,468.3		1,442.7		1,621.9
Balance Sheet Information
Total Assets		13,875.6		12,564.3
State Transcos [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		340.9		315.1		248.8
State Transcos [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		(0.2)		0.3		0.6
AEPTCo Parent [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates		0.0		0.0		0.0
Total Revenues		0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization		0.0		0.0		0.0
Interest Income		177.8		158.1		149.6
Allowance for Equity Funds Used During Construction		0.0		0.0		0.0
Interest Expense		177.1		157.7		148.1
Income Tax Expense/Benefit		0.0		0.0		0.2
Net Income (Loss)	[15]	0.0		0.2		1.1
Gross Property Additions		0.0		0.0		0.0
Balance Sheet Information
Total Assets	[16]	4,817.4		4,389.5
AEPTCo Parent [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		0.0		0.0		0.0
AEPTCo Parent [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers		$ 0.0		$ 0.0		$ 0.0

[1]	Amounts include affiliated and nonaffiliated revenues.
[2]	Generation & Marketing includes economic hedge activity.
[3]	Amounts include affiliated and nonaffiliated revenues.
[4]	Generation & Marketing includes economic hedge activity.
[5]	Amounts include affiliated and nonaffiliated revenues.
[6]	Generation & Marketing includes economic hedge activity.
[7]	Amounts include affiliated and nonaffiliated revenues.
[8]	Amounts include affiliated and nonaffiliated revenues.
[9]	Amounts include affiliated and nonaffiliated revenues.
[10]	Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.
[11]	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
[12]	Primarily relates to elimination of Notes Receivable from the State Transcos.
[13]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.
[14]	Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.
[15]	Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.
[16]	Primarily relates to Notes Receivable from the State Transcos.